Annual Total Returns - iShares Total U.S. Stock Market Index Fund (Class K Shares) [BarChart] - Class K - iShares Total U.S. Stock Market Index Fund - Class K Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2016	13.11%
Annual Return 2017	21.02%
Annual Return 2018	(5.34%)
Annual Return 2019	31.10%